Variable interest entities - Narratives (Details) - Variable interest entities - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable interest entities
Registered capital funds of the VIEs and its subsidiaries	¥ 20,163,267	¥ 19,101,737	¥ 13,202,870
Non distributable statutory reserves of the VIEs and its subsidiaries	¥ 174,145	¥ 130,411	¥ 89,487